Changes in R&D and EEP balances (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2020	R$ 665,011	R$ 658,171
Additions	191,006	144,474
Performance agreement	3,010	3,545
Interest rate (Note 34)	14,814	12,550
Payments	(149,097)	(71,675)
Concluded projects (Note 12 - a)	(97,647)	(82,054)
Balance as of December 31, 2021	627,097	665,011
F N D C T [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2020	8,085	4,046
Additions	50,804	37,427
Performance agreement
Interest rate (Note 34)
Payments	(51,305)	(33,388)
Concluded projects (Note 12 - a)
Balance as of December 31, 2021	7,584	8,085
M M E [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2020	4,041	2,023
Additions	25,399	18,716
Performance agreement
Interest rate (Note 34)
Payments	(25,650)	(16,698)
Concluded projects (Note 12 - a)
Balance as of December 31, 2021	3,790	4,041
R And D [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2020	332,746	341,658
Additions	50,796	37,426
Performance agreement
Interest rate (Note 34)	3,664	4,253
Payments	(15,966)
Concluded projects (Note 12 - a)	(85,211)	(50,591)
Balance as of December 31, 2021	286,029	332,746
Procel [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2020	5,855	16,410
Additions	12,801	10,181
Performance agreement
Interest rate (Note 34)	1,227	1,469
Payments		(21,589)
Concluded projects (Note 12 - a)
Balance as of December 31, 2021	19,883	5,855
Energy Efficiency Program [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2020	314,284	294,034
Additions	51,206	40,724
Performance agreement	3,010	3,545
Interest rate (Note 34)	9,923	6,828
Payments	(56,176)
Concluded projects (Note 12 - a)	(12,436)	(31,463)
Balance as of December 31, 2021	R$ 309,811	R$ 314,284